Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD m, except where indicated 31.12.25 31.12.24 31.12.23
Base salaries and other cash payments
1
32 33 35
Incentive awards – cash
2
38 30 24
Annual incentive award under DCCP 34 39 36
Employer’s contributions to retirement benefit plans 4 3 3
Benefits in kind, fringe benefits (at market value) 1 2 1
Share-based compensation
3
76 65 63
Total 184 172 162
Total (CHF m)
4
153 151 147
1 For 2023, may include role-based allowances in line with market practice and regulatory requirements. From 2024 onward, role-based allowances for EB / GEB members have been eliminated.
2 The cash portion
may also include blocked
shares in line with
regulatory requirements.
3 Compensation expense
is based on the
share price on grant
date taking into account
performance conditions. Refer
to Note 26 for
more
information. For EB / GEB members, share-based compensation for 2025, 2024 and 2023 was entirely composed of LTIP awards. For the Chairman and the Vice-Chairman of the BoD, the share-based compensation for 2025, 2024 and 2023 was entirely composed of UBS shares.
4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates
(2025: USD / CHF 0.83 ; 2024: USD / CHF 0.88 ; 2023: USD / CHF 0.91 ).

Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
1
31.12.25 31.12.24
Number of UBS Group AG shares held by members of the BoD and the EB and parties closely linked to them
2
7,085,881 5,593,474
1 No options were held in 2025
and 2024 by non-independent members of
the BoD or any EB member or
any of their related parties.
2 Excludes shares granted under
variable compensation plans with forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances, mortgages and deposit balances with key management personnel
1
USD m, except where indicated 2025 2024
Loans
Deposit
balances Loans
Deposit
balances
Balance at the beginning of the year 51 139 55 21
Balance at the end of the year 59 158 51 139
Balance at the end of the year (CHF m)
2
47 125 46 126
1 All loans are secured loans.
2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 663 183
Additions
1
785 955
Reductions (695) (440)
Foreign currency translation 95 (34)
Carrying amount at the end of the year
849 663
of which: unsecured loans and receivables 840 656
1 Additions in 2024 include balances of USD 89 m recognized upon the merger of UBS AG and Credit Suisse AG.
Other transactions with associates and joint ventures
As of or for the year ended
USD m 31.12.25 31.12.24
Payments to associates and joint ventures for goods and services received 401
1
200
Income from services provided to associates and joint ventures 36 27
Liabilities to associates and joint ventures 116 312
1 Includes a USD 180
m expense related to the payment to Swisscard AECS GmbH for the sale of the Credit Suisse card portfolios to UBS AG.
Refer to Note 28 for more information.

UBS Group AG and other subsidiaries of UBS Group AG
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG
USD m 31.12.25 31.12.24
Receivables
Loans and advances to customers 1,357 2,826
Other financial assets measured at amortized cost 106 423
Financial assets at fair value held for trading 151 123
Derivative financial instruments 548 885
Payables
Cash collateral payables on derivative instruments 520 876
Customer deposits 7,958 3,699
Funding from UBS Group AG measured at amortized cost 110,614 107,918
Other financial liabilities measured at amortized cost 3,965 3,930
Derivative financial instruments 24 42
Other financial liabilities designated at fair value
1
7,104 5,342
1 Mainly represents funding recognized from UBS Group AG that is designated at fair value.
Refer to Note 18b for more information.